Equity-based compensation - Schedule of inputs (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) years $ / shares	Dec. 31, 2023 CAD ($) $ / $ $ / shares
Share-Based Payment Arrangements [Abstract]
Share price on balance sheet (in CAD per share)	$ 123.56	$ 113.45
Weighted average exercise price (in CAD per share)	$ 95.42	$ 83.59
Expected dividend (in CAD per share) | $	$ 1.84	$ 1.59
Expected volatility, share options granted	42.58%	42.22%
Risk free interest rate, share options granted	2.87%	3.57%
Option life, share options granted	4.35	4.07